REVERSE ACQUISITION TRANSACTION - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Secured Debt [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Investor [Member]	May 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member]	Dec. 31, 2010 Prior To Merger [Member]	Dec. 31, 2011 Prior To Merger [Member] Abtech Industries, Inc [Member]	Feb. 10, 2011 Prior To Merger [Member] Abdh Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Series A Convertible Preferred Stock [Member]
Noncash or Part Noncash Acquisition, Interest Acquired												78.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																	32,009,801
Equity Method Investment, Ownership Percentage		100.00%											100.00%
Common stock, issued shares		64,638,372	47,160,435							500,000			10,000,000			10,000,000
Common stock, outstanding shares		64,638,372	47,160,435							675,000			10,000,000			10,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price					$ 3,000,000									$ 1,645,000
Partial Proceeds On Funding Merger Agreement			150,000
Issuance Of Debt For Financing Commitment									1,355,000
Debt Instrument Pledged As Collateral			1,145,000
Proceeds from Issuance of Secured Debt										675,000
Due from Affiliates									1,355,000
Stock Held As Additional Collateral For Debt Instrument							175,000				509,300	175,000
Conversion of convertible AbTech preferred stock								1,439,614										1,439,614
Class of Warrant or Right, Outstanding													480,266					471,444
Conversion of Stock, Shares Converted	206,667												2,557,153					471,444
Debt Conversion, Converted Instrument, Amount		7,346,590		10,727													1,349,291	3,980,666
Common stock issued up on conversion of convertible promissory note, shares				10,727,005	4,984,324	4,984,324											1,919,320
Conversion Of Options Into Common Stock, Shares													992,000		5,281,855
Debt Default, Short-term Debt, Amount											$ 680,000